SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Third-party Liabilities to VIEs) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Liabilities
Accounts payable	$ 16,272,265	$ 14,555,284
Bank loans	11,584,412	12,957,657
Total liabilities of consolidated VIEs	30,686,859	30,542,346
VIE [Member]
Liabilities
Accounts payable	16,272,265	14,555,284
Bank loans	11,584,412	12,957,657
Other liabilities	1,700,632	1,927,244
Total liabilities of consolidated VIEs	$ 29,557,309	$ 29,440,185